SIGNIFICANT ACCOUNTING POLICIES (Cotton and cotton-based yarn procurements) (Details)	12 Months Ended
Dec. 29, 2019
List Of Accounting Policies [Abstract]
Cotton and cotton-based yarn procurements, commitment period	18 months